Income Taxes - Components of Income Tax Benefit (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current benefit from income taxes:
Federal			$ 5
State
Total current benefit from income taxes			5
Deferred (benefit from) provision for income taxes:
Federal
State
Total deferred tax (benefit from) provision for income taxes
Benefit from income taxes	$ 0	$ 0	$ 5